Accumulated Other Comprehensive (Loss) Income and Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2012
Accumulated Other Comprehensive (Loss) Income and Comprehensive Income (Loss) [Abstract]
Accumulated other comprehensive (loss) income and comprehensive income (loss)

5. Accumulated other comprehensive (loss) income and comprehensive income (loss)

	Year ended March 31,
	2012	2011	2010
Accumulated other comprehensive (loss) income
Balance at beginning of year	$(11,894)	$(24,364)	$130,677
Unrealized (losses) gains on translation of consolidated financial statements to U.S. dollar reporting currency	(303)	14,696	(152,577)
Unrealized gains (losses) on translation of foreign subsidiaries to Canadian dollar functional currency, net of income tax	1,415	(2,226)	(2,464)

Other comprehensive income (loss)	1,112	12,470	(155,041)

Balance at end of year	$(10,782)	$(11,894)	$(24,364)

	Year ended March 31,
	2012	2011	2010
Comprehensive income (loss)
Net income	$31,780	$69,355	$142,032
Foreign currency translation	1,112	12,470	(155,041)

Comprehensive income (loss)	$32,892	$81,825	$(13,009)

The amount of income tax recovery included in other comprehensive income (loss) amounted to $981 for the year ended March 31, 2012 and zero for the years ended March 31, 2011 and 2010.